Income Taxes - Components of Net Deferred Income Tax Assets and Net Deferred Income Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current deferred tax assets (liabilities):
Accounts receivable	$ 27		$ 515
Inventories	376	(434)	(638)
Accrued expenses and other current liabilities	599	143	(117)
Deferred revenue and customer prepayments	32	1,912	1,917
Other	48	250	(67)
Valuation allowance	(1,082)	(2,049)	(1,984)
Current deferred tax assets (liabilities)		(178)	(374)
Noncurrent deferred tax assets (liabilities):
Net operating loss carryforwards	1,595	431	868
Tax credit carryforwards	436
Property and equipment	962	599	922
Other	25	567	236
Valuation allowance	(3,018)	(1,419)	(1,652)
Noncurrent deferred tax assets (liabilities)		178	374
Net deferred tax assets (liabilities)
Reorganization [Member]
Current deferred tax assets (liabilities):
Accounts receivable		31
Inventories		(40)
Accrued expenses and other current liabilities		562
Deferred revenue and customer prepayments		1,851
Other		10
Valuation allowance		(2,429)
Current deferred tax assets (liabilities)		(15)
Noncurrent deferred tax assets (liabilities):
Net operating loss carryforwards		431
Property and equipment		691
Other		342
Valuation allowance		(1,449)
Noncurrent deferred tax assets (liabilities)		15
Net deferred tax assets (liabilities)